Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (WMC) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Lawsuits	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Financial Information For Discontinued Operations
Revenues from discontinued operations	$ 16,113	$ 17,245	$ 18,984
Earnings (loss) from discontinued operations, net of taxes	2,699	1,144	1,829
WMC Discontinued Operations [Member]
Financial Information For Discontinued Operations
Adjustment For Pending Claims For Unmet Representations And Warranties	9
Lawsuit Relating To Representations And Warranties Amount Of Mortgages	$ 12,919
Number Of Securitizations Related To Lawsuits Involving repurchase Claims On Loans In Which Adverse Parties Are Securitization Trustees	14
Revenues from discontinued operations	$ (291)	(346)	(500)
Earnings (loss) from discontinued operations, net of taxes	$ (199)	$ (232)	$ (337)
Number Of Lawsuits Involving Repurchase Claims On Loans | Lawsuits	15
WMC Discontinued Operations [Member] | Minimum [Member]
Financial Information For Discontinued Operations
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions	$ 0
WMC Discontinued Operations [Member] | Maximum [Member]
Financial Information For Discontinued Operations
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions	$ 500